MERGERS AND ACQUISITIONS (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 28, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Cash consideration to be paid, not to exceed total merger consideration (in hundredth)	50.00%
Roebling Financial Corp, Inc [Member]
Business Acquisition [Line Items]
Cost of acquired entity, purchase price	$ 14,500,000
Share price after conversion	$ 8.60
Common stock converted (in shares)	0.3640
Number of trading days	20 days
Market value decline trigger rate leading to agreement termination (in hundredth)	15.00%
Termination Fee		$ 650,000